Deferred Revenue - Disclosure of deferred revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred revenue, beginning of year	$ 6,514,712	$ 125,005
Additions to deferred revenue during the year	11,576,344	7,524,411
Deposits returned	(302,298)	0
Revenue recognized from deferred revenue during the year	(7,790,149)	(1,134,704)
Deferred revenue, end of year	9,998,609	6,514,712
Current portion	8,059,769	3,578,877
Long term portion	$ 1,938,840	$ 2,935,835